Discontinued Operations (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Feb. 28, 2014 shares	Feb. 01, 2014 shares
Discontinued Operations [Line Items]
Shares reserved in the award pool (in Shares) | shares					3,500,000	1,833,696
Gain on disposal of discontinued operations	¥ 1,685,426	$ 241,013
Derecognition of net liabilities	1,772,282
Intercompany balances	87,314
Disposed entities loss	87,314
Other immaterial adjustments	458
Effect of foreign currency exchange rate changes on cash, cash equivalents, and restricted cash	91,450
Cumulative translation adjustments	92,130
Effect of exchange rate fluctuations	(125,027)	$ (17,878)	¥ (201,658)	¥ (82,668)
Subsidiaries [Member]
Discontinued Operations [Line Items]
Effect of exchange rate fluctuations	¥ (680)
Minimum [Member]
Discontinued Operations [Line Items]
Net of VAT rate	6.00%	6.00%
Minimum [Member] | Business Combination [Member]
Discontinued Operations [Line Items]
Ownership interest in the voting stock	20.00%
Maximum [Member]
Discontinued Operations [Line Items]
Net of VAT rate	13.00%	13.00%
Maximum [Member] | Business Combination [Member]
Discontinued Operations [Line Items]
Ownership interest in the voting stock	50.00%